Employee Benefits Expenses (Tables)	12 Months Ended
Dec. 31, 2017
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Details of Employee Benefit Expenses

Details are as follows:

		Year ended December 31,
		2017	2016	2015
		(millions of euros)
Employee benefits expenses
Wages and salaries		2,056	2,116	2,296
Social security expenses		745	770	834
Other employee benefits		110	37	2

	(A)	2,911	2,923	3,132

Costs and provisions for temp work	(B)	—	—	—

Miscellaneous expenses for personnel and other labor-related services rendered:
Charges for termination benefit incentives		28	10	11
Corporate restructuring expenses		680	156	439
Other		7	17	7

	(C)	715	183	457

Total	(A+B+C)	3,626	3,106	3,589

Details of Average Salaried Workforce Breakdown By Category

The average salaried workforce, including those with temporary work contracts, was 54,946 in 2017 (57,855 in 2016 and 61,553 in 2015). A breakdown by category is as follows:

	Year ended December 31,
	2017	2016	2015
	(Full time equivalent units)
Executives	707	837	892
Middle management	4,269	4,450	4,585
White collars	49,967	52,563	56,065
Blue collars	1	1	8

Employees on payroll	54,944	57,851	61,550
Employees with temp work contracts	2	4	3

Total average headcount of salaried workforce	54,946	57,855	61,553